Capital and Funding	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Capital and Funding
15. Capital and funding

Ordinary shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation
The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 129 and 130.
Unification reserve
The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves
Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.
Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in profit and loss. Other financial liabilities, excluding derivatives, are subsequently carried at amortised cost, with the exception of:

•	financial liabilities which the Group has elected to measure at fair value through profit or loss;

•	derivative financial liabilities – see note 16 on page 149; and

•	contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.
The Group’s Treasury activities are designed to:

•	maintain a competitive balance sheet in line with at least A/A2 rating (see below);

•	secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);

•	protect the Group’s financial results and position from financial risks (see note 16);

•	maintain market risks within acceptable parameters, while optimising returns (see note 16); and

•	protect the Group’s financial investments, while maximising returns (see note 17)
The Treasury department provides central deposit taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the treasury department are:

•	short-term and long-term borrowings;

•	cash and cash equivalents; and

•	plain vanilla derivatives, including cross currency interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:

•	total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);

•	short-term debt – current financial liabilities (note 15C); and

•	long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day
needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:

•	appropriate access to the debt and equity markets;

•	sufficient flexibility for acquisitions;

•	sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and

•	optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.

15A. Share capital

Unilever N.V.	Authorised 2020 € million	Issued, called up and fully paid (a) 2020 € million	Authorised 2019 € million	Issued, called up and fully paid 2019 € million

NV ordinary shares of €0.16 each	—	—	480	274
NV ordinary shares of €428.57 each
(shares numbered 1 to 2,400 — ‘Special Shares’)	—	—	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	—	—	—	(1)
Cancellation of treasury shares (b)	—	—	—	(41)

	—	—	481	233

Unilever PLC	£ million	£ million
PLC ordinary shares of 3 1 / 9 p each	36.4	37.0
PLC deferred stock of £1 each	—	0.1
Internal holding eliminated on consolidation (£1 stock)	—	(0.1)
Shares issued to NV shareholders (c)	45.4	—
Cancellation of treasury shares (b)	—	(0.6)

	81.8	36.4

	€ million	€ million
Euro equivalent in millions (d)	92	187

Unilever Group	€ million	€ million
Ordinary share capital of NV (c)	—	233
Ordinary share capital of PLC (c)	92	187

	92	420

(a)
At 31 December 2020, 2,629,243,772 of PLC ordinary shares were in issue, no NV shares were in issue. The NV special ordinary shares and PLC deferred stock were cancelled before Unification. At 31 December 2019, 1,168,530,650 of PLC ordinary shares, 100,000 of PLC deferred stock, 1,460,714,804 of NV ordinary shares and 2,400 of NV special ordinary shares were in issue.

(b)	At 31 December 2019, 254,012,896 of NV ordinary shares and 18,660,634 of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years were cancelled.
(c)	As a result of Unification, the shareholders of NV were issued 1,460,713,122 PLC ordinary shares, and all NV shares in issue were cancelled.
(d)
Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121. The difference between the conversion rates was released through Other Reserves as presented in the “Other effects of Unification” line in the Statement of Changes in Equity.

A nominal dividend of 6% was paid on the PLC deferred stock in 2020.

15B. Equity
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided on page 167.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

HUL balance sheet as at 31 December	€ million 2020	€ million 2019

Non-current assets	6,173	1,030
Current assets	1,258	1,438
Current liabilities	(1,127)	(1,117)
Non-current liabilities	(1,139)	(332)

HUL comprehensive income for the year ended 31 December
Turnover	4,957	4,937
Profit after tax	866	730
Total comprehensive income	374	740

HUL cash flow for the year ended 31 December	€ million 2020	€ million 2019

Net increase/(decrease) in cash and cash-equivalents	48	145

HUL non-controlling interest
1 January	(328)	(299)
Share of (profit)/loss for the year ended 31 December	(319)	(239)
Other comprehensive income	3	(6)
Dividend paid to the non-controlling interest	392	218
Currency translation	192	(2)
Net gain arising from Horlicks acquisition	(1,918)	—

31 December	(1,978)	(328)

Analysis of other reserves

	€ million Total 2020	€ million Total 2019	€ million Total 2018

Fair value reserves - see next page	250	110	(123)
Currency retranslation of group companies – see next page	(7,068)	(4,712)	(4,694)
Adjustment on translation of PLC’s ordinary capital (b)	—	(148)	(150)
Capital redemption reserve	21	37	32
Book value of treasury shares – see following table	(483)	(703)	(10,181)
Other (a)	(202)	(158)	(102)

	(7,482)	(5,574)	(15,218)

(a)	Relates to the options to purchase non-controlling interest in subsidiaries and hyperinflation adjustment arising on current year profit translated at closing exchange rate.
(b)
Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121. The difference between the conversion rates was released through Other Reserves as presented in the “Other effects of Unification” line in the Statement of Changes in Equity.

Unilever acquired none of its own shares (2019: 3,754,000 shares) through purchases on the stock exchanges during the year and prior to Unification. Out of the 7,266,666 shares held as treasury shares in connection with share-based compensation plans and which formed part of other reserves as at 29 November 2020, 5,884,511 shares were transferred to an employee share trust at their carrying value, prior to Unification. The shares held by the employee share trust are shown as deduction from other reserves.
At 31 December 2020, 5,884,511 shares were held by employee share ownership trust and 1,382,155 shares were held by other group companies in connection with share-based compensation plans. The total number of treasury shares held in connection with share-based compensation plans at 31 December 2019 was 12,419,009 shares. (See note 4C on pages 129 and 130).

Treasury shares – movements during the year	€ million 2020	€ million 2019

1 January	(703)	(10,181)
Cancellation of NV and PLC shares	—	9,416
Other purchases and utilisations	220	64
Adjustment on translation of PLC’s ordinary capital	—	(2)

31 December (a)	(483)	(703)

(a)
Shortly before Unification 4,523,367 NV and PLC ordinary shares, 892,155 NV NYRSs and 468,989 PLC ADSs held by NV in connection with share-based compensation plans were transferred to an employee share ownership trust at their carrying value. See note 4C for details.

Currency retranslation reserve – movements during the year	€ million 2020	€ million 2019
1 January	(4,712)	(4,694)
Currency retranslation of group companies net assets and liabilities during the year	(1,490)	(341)
Movement in net investment hedges and exchange differences in net investments in foreign operations	(866)	326
Recycled to income statement	—	(3)

31 December	(7,068)	(4,712)

Fair value reserves – movements during the year	€ million 2020	€ million 2019
1 January	110	(123)
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	68	25
Gains/(losses) on cash flow hedges	62	176
Hedging gains/(losses) transferred to non-financial assets	10	32

31 December	250	110

Refer to the consolidated statement of comprehensive income on page 112, the consolidated statement of changes in equity on page 113, and note 6C on page 133.

Remeasurement of defined benefit pension plans net of tax	€ million 2020	€ million 2019
1 January	(1,146)	(1,499)
Movement during the year	215	353

31 December	(931)	(1,146)

Refer to the consolidated statement of comprehensive income on page 112, the consolidated statement of changes in equity on page 113, note 4B from pages 123 to 129 and note 6C on page 133.

Currency retranslation gains/(losses) – movements during the year	€ million 2020	€ million 2019
1 January	(5,084)	(5,069)
Currency retranslation during the year:
Other reserves	(2,356)	(18)
Retained profit	(22)	2
Non-controlling interest	(212)	1

31 December	(7,674)	(5,084)

Share premium account
On 29 November 2020 PLC issued 1,460,713,122 PLC ordinary shares to former NV shareholders in return for the assets and liabilities of NV. The fair value of the consideration received has been determined as the NV market capitalisation as at that date and the excess over the nominal value of the shares that were issued is recognised as share premium.

15C. Financial liabilities

Financial liabilities (a)	€ million Current 2020	€ million Non-current 2020	€ million Total 2020	€ million Current 2019	€ million Non- current 2019	€ million Total 2019
Bank loans and overdrafts (b)	407	4	411	390	463	853
Bonds and other loans	3,499	21,086	24,585	3,677	21,355	25,032
Lease liabilities	380	1,391	1,771	383	1,536	1,919
Derivatives	58	257	315	116	154	270
Other financial liabilities (c)	117	106	223	125	58	183

	4,461	22,844	27,305	4,691	23,566	28,257

(a)
For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)	Bank loans and overdrafts include €2.6 million (2019: €Nil) of secured liabilities.
(c)	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan, Italy and Hong Kong refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement
Movements in 2020 and 2019	Opening balance at 1 January € million	Cash movement € million	Business acquisitions/ disposals € million	Foreign exchange changes € million	Fair value changes € million	Other movements € million	Closing balance at 31 December € million
2020
Bank loans and overdrafts (a)	(853)	386	(1)	54	—	3	(411)
Bonds and other loans (a)	(25,032)	(658)	—	1,131	10	(36)	(24,585)
Lease liabilities (b)	(1,919)	473	(27)	142	—	(440)	(1,771)
Derivatives	(270)	—	—	—	(45)	—	(315)
Other financial liabilities (a)	(183)	—	—	(2)	20	(58)	(223)

Total	(28,257)	201	(28)	1,325	(15)	(531)	(27,305)

2019
Bank loans and overdrafts (a)	(814)	(29)	(1)	(9)	—	—	(853)
Bonds and other loans (a)	(23,391)	(1,273)	(3)	(365)	(1)	1	(25,032)
Lease liabilities (b)	(1,981)	452	(7)	(25)	—	(358)	(1,919)
Derivatives	(402)	—	—	—	132	—	(270)
Other financial liabilities (a)	(150)	30	—	(8)	—	(55)	(183)

Total	(26,738)	(820)	(11)	(407)	131	(412)	(28,257)

(a)
These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €10 million (2019: €64 million) represents cash movements in overdrafts that are not included in financing cash flows.

(b)
Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €30 million (2019: €17 million) represents gain or loss from termination and modification of lease contracts.

	€ million Total 2020	€ million Total 2019
Unilever PLC
1.125% Notes 2022 (£)	387	408
1.375% Notes 2024 (£)	276	292
1.875% Notes 2029 (£)	274	290
1.500% Notes 2026 (£)	550	580
1.500% Notes 2039 (€)	646	646

Total PLC	2,133	2,216

Other group companies
The Netherlands (a)
1.625% Notes 2033 (€)	793	792
1.750% Bonds 2020 (€)	—	750
0.500% Notes 2022 (€)	749	747
1.375% Notes 2029 (€)	744	743
1.125% Bonds 2027 (€)	697	697
1.125% Bonds 2028 (€)	695	694
0.875% Notes 2025 (€)	648	647
0.500% Bonds 2025 (€)	645	644
1.375% Notes 2030 (€)	643	642
0.375% Notes 2023 (€)	599	599
1.000% Notes 2027 (€)	598	598
1.000% Notes 2023 (€)	498	498
0.000% Notes 2021 (€)	499	498
0.500% Notes 2023 (€)	498	498
0.500% Notes 2024 (€)	496	495
0.000% Notes 2020 (€)	—	300
1.250% Notes 2025 (€)	999	—
1.750% Notes 2030 (€)	994	—
Switzerland
Other	16	24
United States
4.250% Notes 2021 ($)	812	892
5.900% Bonds 2032 ($)	809	883
2.900% Notes 2027 ($)	803	879
2.200% Notes 2022 ($)	689	755
1.800% Notes 2020 ($)	—	714
3.500% Notes 2028 ($)	641	703
2.000% Notes 2026 ($)	563	616
1.375% Notes 2021 ($) (b)	—	489
3.125% Notes 2023 ($)	445	488
2.100% Notes 2020 ($)	—	446
3.000% Notes 2022 ($)	406	444
3.250% Notes 2024 ($)	404	443
3.100% Notes 2025 ($)	403	442
2.600% Notes 2024 ($)	404	442
3.500% Bonds 2028 ($)	402	441
2.750% Bonds 2021 ($)	324	356
3.375% Notes 2025 ($)	283	309
7.250% Bonds 2026 ($)	238	260
6.625% Bonds 2028 ($)	189	206
5.150% Notes 2020 ($)	—	135
5.600% Bonds 2097 ($)	74	82
2.125% Notes 2029 ($)	683	749
2.600% Notes 2024 ($)	415	457
1.375% Notes 2030 ($)	395	—
0.375% Notes 2023 ($)	405	—
Commercial paper ($)	1,848	1,276
Other countries	6	43

Total other group companies	22,452	22,816

Total bonds and other loans	24,585	25,032

(a)	As part of Unification, these bonds which were previously issued by Unilever N.V. were transferred to Unilever Finance Netherlands B.V. with effect from 26 November 2020.
(b)	Bond repaid (Make-Whole) on 9 October 2020.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.